UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2004
                                                         ----------------------


Check here if Amendment [|_|]; Amendment Number:
                                                            --------

This Amendment (Check only one.):         [|_|] is a restatement.
                                          [|_|] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Strome Investment Management, L.P.
              ---------------------------------------------------
Address:      100 Wilshire Blvd., 15th Floor
              ---------------------------------------------------
              Santa Monica, CA 90401
              ---------------------------------------------------

              ---------------------------------------------------

Form 13F File Number:  28-      04963
                                ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jeffrey S. Lambert
              ---------------------------------------------------
Title:        Chief Operating Officer
              ---------------------------------------------------
Phone:        310-752-1402
              ---------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Jeffrey S. Lambert              Santa Monica, CA           2/15/2004
 ------------------------------  ------------------------------  ---------------
           [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[[X]] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[[_]] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[[_]] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              1
                                                    -------------------

Form 13F Information Table Entry Total:                   110,414
                                                    -------------------

Form 13F Information Table value Total:            $           39
                                                    -------------------
                                                           (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     13F File No.    Name

01      28-4168         Mark Strome


                                                                                   INVESTMENT DISCRETION         VOTING AUTHORITY
                                                          MARKET                   -------- ------ ----------   ------  ------  ----
                                                          VALUE
SECURITY                     TITLE              CUSIP     (x 1000)  AMOUNT   TYPE    SOLE   SHARE  OTHER MGRS   SOLE    SHARE   NONE
---------------------------- ----------         --------- --------- -------- ----- -------- ------ ----------   ------  ------  ----

COPANO ENERGY LLC            MLP                217202100    4,970   175,000 SH     175,000         01                 175,000
CROSSTEX ENERGY LP           MLP                22765U102    3,279   100,060 SH     100,060         01                 100,060
ENTERPRISE PRODUCTS PARTNERS MLP                293792107    2,586   100,000 SH     100,000         01                 100,000
INERGY LP                    MLP                456615103    3,586   125,000 SH     125,000         01                 125,000
MAGELLAN MIDSTREAM PARTNERS  MLP                559080106    5,867   100,000 SH     100,000         01                 100,000
MARKWEST ENERGY PARTNERS LP  MLP                570759100      277     5,700 SH       5,700         01                   5,700
NATURAL RESOURCE PARTNERS LP MLP                63900P103    8,100   140,500 SH     140,500         01                 140,500
NORTHERN BORDER PARTNERS-LP  MLP                664785102    5,541   115,000 SH     115,000         01                 115,000
PLAINS ALL AMER PIPELINE LP  MLP                726503105   14,520   384,750 SH     384,750         01                 384,750
US SHIPPING PARTNERS LP      MLP                903417103    2,730   100,000 SH     100,000         01                 100,000
                                                          _________
                                                            51,456


ALLIED HEALTHCARE INTL INC   COM                01923A109    1,426   259,200 SH     259,200         01                 259,200
ATLAS AMERICA INC            COM                49167109     3,754   105,000 SH     105,000         01                 105,000
CABOT MICROELECTRONICS CORP  COM                12709P103    3,005    75,000 SH      75,000         01                  75,000
CAMECO CORP                  COM                13321L108    7,865    75,000 SH      75,000         01                  75,000
CHESAPEAKE ENERGY CORP       COM                165167107    1,650   100,000 SH     100,000         01                 100,000
GREY WOLF INC                COM                397888108    3,953   750,000 SH     750,000         01                 750,000
KFX INC                      COM                48245L107    6,389   440,000 SH     440,000         01                 440,000
LCC INTERNATIONAL INC-CL A   COM                501810105      292    50,000 SH      50,000         01                  50,000
NAPSTER INC                  COM                630797108    1,269   135,550 SH     135,550         01                 135,550
NORTH AMER PALLADIUM LTD     COM                656912102    1,360   166,100 SH     166,100         01                 166,100
PARKER DRILLING CO           COM                701081101      865   220,000 SH     220,000         01                 220,000
PETROKAZAKHSTAN INC-CL A     COM                71649P102    4,081   110,000 SH     110,000         01                 110,000
RANGE RESOURCES CORP         COM                75281A109    7,468   365,000 SH     365,000         01                 365,000
RESOURCE AMERICA INC-CL A    COM                761195205      345    10,600 SH      10,600         01                  10,600
SCHERING-PLOUGH CORP         COM                806605101    2,088   100,000 SH     100,000         01                 100,000
TALISMAN ENERGY INC          COM                87425e103    2,872   106,530 SH     106,530         01                 106,530
TOWER GROUP INC.             COM                891777104      887    74,000 SH      74,000         01                  74,000
XTO ENERGY INC               COM                98385X106      531    15,000 SH      15,000         01                  15,000
TRANSOCEAN INC               COM                G90078109    2,967    70,000 SH      70,000         01                  70,000
                                                          _________
                                                            53,067


CALL CHESAPEAKE ENERGY CORP  CALL 17.5 01/22/05 1651679A7       22     1,481 CALL     1,481         01                   1,481
CALL CHESAPEAKE ENERGY CORP  CALL 15.0 01/22/05 1651679AC      160     1,000 CALL     1,000         01                   1,000
CALL EOG RESOURCES INC       CALL 70.0 01/22/05 26875P9A1      358     1,300 CALL     1,300         01                   1,300
CALL GLAMIS GOLD LTD         CALL 20.0 02/19/05 3767759B0       56     1,851 CALL     1,851         01                   1,851
CALL XTO ENERGY INC          CALL 30.0 02/19/05 98385X9B4      550     1,000 CALL     1,000         01                   1,000
CALL GENENTECH INC.          CALL 55.0 03/19/05 3687109CK    2,450     7,000 CALL     7,000         01                   7,000
CALL RANGE RESOURCES CORP    CALL 20.0 03/19/05 75281A9C5       25       150 CALL       150         01                     150
CALL MORGAN STANLEY          CALL 55.0 04/16/05 6174469D3    1,995     7,000 CALL     7,000         01                   7,000
CALL SCHERING-PLOUGH CORP    CALL 22.5 05/21/05 8066059e3       75     1,000 CALL     1,000         01                   1,000
CALL SCHERING-PLOUGH CORP    CALL 20.0 05/21/05 8066059ED      200     1,000 CALL     1,000         01                   1,000
                                                          _________
                                                             5,891
                                                          =========
                                                           110,414